Loans and Allowance for Credit Losses - Disclosure of Loans Maturity and Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Total loans	$ 987,417	$ 857,777
Allowance for loan losses	(6,037)	(5,004)
Total loans net of allowance for loan losses	981,380	852,773
Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	987,417	857,777
Allowance for loan losses	(6,037)	(5,004)
Total loans net of allowance for loan losses	981,380	852,773
Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	987,417	857,777
Allowance for loan losses	(6,037)	(5,004)
Total loans net of allowance for loan losses	981,380	852,773
Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	291,412	237,259
Total loans net of allowance for loan losses	291,412
Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	685,054	610,680
Total loans net of allowance for loan losses	685,054
Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	10,951	9,838
Total loans net of allowance for loan losses	4,914
Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	626,978	569,951
Retail [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	626,978	569,951
Retail [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	211,027	183,604
Retail [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	407,455	378,656
Retail [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	8,496	7,691
Wholesale [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(2,654)	(2,185)
Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	360,439	287,826
Wholesale [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	360,439	287,826
Wholesale [member] | Floating [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	80,385	53,655
Wholesale [member] | Fixed Rate [member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	277,599	232,024
Wholesale [member] | Non-rate-sensitive [Member] | Rate sensitivity [member]
Disclosure of credit risk exposure [line items]
Total loans	2,455	2,147
Under 1 year [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	644,576	512,846
Total loans net of allowance for loan losses	644,576
Under 1 year [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	342,552	276,720
Under 1 year [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	302,024	236,126
1 to 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	285,972	288,568
Total loans net of allowance for loan losses	285,972
1 to 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	240,995	249,210
1 to 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	44,977	39,358
Over 5 years [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	56,869	56,363
Total loans net of allowance for loan losses	50,832
Over 5 years [member] | Retail [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	43,431	44,021
Over 5 years [member] | Wholesale [member] | Maturity term [member]
Disclosure of credit risk exposure [line items]
Total loans	$ 13,438	$ 12,342